                       COLUMBIA FUNDS INSTITUTIONAL TRUST
     Supplement to the Prospectus dated December 1, 2005 (the "Prospectus")
                            CMG Short Term Bond Fund
                               CMG High Yield Fund

The section of the table in the sub-section in the prospectus captioned "Management Fees and Portfolio Managers," in the section captioned "MANAGEMENT," pertaining to CMG Short Term Bond Fund and CMG High Yield Fund are revised in their entirety and replaced with the following:

-------------------------------------------------------------------------------------------------------------
                                      Management Fee
The Fund                              Paid by the Fund     Portfolio Manager(s)
-------------------------------------------------------------------------------------------------------------
  CMG Short Term Bond Fund            0.25%                Leonard A. Aplet, a managing director of
                                                           Columbia Advisors, is a co-manager for the Fund
                                                           and has co-managed the Fund since February,
                                                           1998. Mr.  Aplet has been associated with
                                                           Columbia Advisors or its predecessors since 1987.

                                                           Richard R. Cutts, a senior vice president of
                                                           Columbia Advisors, is a co-manager for the Fund
                                                           and has co-managed the Fund since November,
                                                           2000. Mr. Cutts has been associated with
                                                           Columbia Advisors or its predecessors since 1994.

                                                           Ronald B. Stahl, a Senior Fixed Income Portfolio
                                                           Manager with Columbia Advisors, is a co-manager
                                                           for the Fund and has co-managed the fund since
                                                           November, 2006. Mr. Stahl has been associated with
                                                           Columbia Advisors or its predecessors since 1998.

  CMG High Yield Fund                 0.40%                Kevin L. Cronk, a senior vice president of
                                                           Columbia Advisors, is a co-manager for the Fund
                                                           and has co-managed the Fund since September,
                                                           2005. Mr. Cronk has been associated with
                                                           Columbia Advisors or its predecessors since
                                                           August, 1999.

                                                           Thomas A. LaPointe, a senior vice president of
                                                           Columbia Advisors, is a co-manager for the Fund
                                                           and has co-managed the Fund since September, 2005.
                                                           Mr. LaPointe has been associated with Columbia
                                                           Advisors or its predecessors since February, 1999.


   ILT-47/114955-1006                                        November 8, 2006

                       COLUMBIA FUNDS INSTITUTIONAL TRUST
  Supplement to the Statement of Additional Information dated December 1, 2005
                               CMG High Yield Fund
                                  (the "Fund")

     Effective immediately, the following information as it pertains to the Fund is revised as follows:

     . The following table under the heading "Other Accounts Managed by the Portfolio Managers" is revised and replaced in its entirety:

    Portfolio         Other SEC-registered open-       Other pooled investment         Other accounts
    Manager            end and closed-end funds               vehicles
----------------------------------------------------------------------------------------------------------
                       Number of                      Number of                   Number of
                       accounts          Assets        accounts        Assets      accounts      Assets
----------------------------------------------------------------------------------------------------------
Kevin L. Cronk*           12          $8.4 billion      10**       $1.1 billion      5        $424 million
Thomas A. LaPointe*       12          $8.4 billion      10**       $1.1 billion      5        $424 million

*Account information is provided as of September 30, 2006.
**Included among these accounts are four accounts, totaling $809 million in assets that include an advisory fee based on performance.

     . The following table under the heading "Ownership of Securities" is revised and replaced in its entirety:

                                             Dollar Range of Equity Securities
           Portfolio Manager                 in the Fund Beneficially Owned
------------------------------------------------------------------------------
Kevin L. Cronk*                                            None
Thomas A. LaPointe*                                        None

*Account information is provided as of September 30, 2006.

     .    The following is added to the table under the heading "Compensation":

   Portfolio Manager           Peer Group                         Performance Benchmark
--------------------------------------------------------------------------------------------
Kevin L. Cronk          Lipper High Current Yield    JP Morgan Developed BB High Yield Index
                                Category
Thomas A. LaPointe      Lipper High Current Yield    JP Morgan Developed BB High Yield Index
                                Category

ILT-50/114863-1006                                            November 8, 2006

                       COLUMBIA FUNDS INSTITUTIONAL TRUST
  Supplement to the Statement of Additional Information dated December 1, 2005
                            CMG Short Term Bond Fund
                                  (the "Fund")

     Effective immediately, the following information as it pertains to the Fund is revised as follows:

     . The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

  Portfolio         Other SEC-registered open-      Other pooled investment        Other accounts
  Manager            end and closed-end funds               vehicles
-------------------------------------------------------------------------------------------------------
                       Number                                                   Number
                         of                        Number of                      of
                      accounts       Assets        accounts       Assets       accounts       Assets
-------------------------------------------------------------------------------------------------------
Leonard A. Aplet         12       $3.66 billion     8          $1.62 billion      130      $7.5 billion
Richard P. Cutts         10       $2.6 billion      8          $1.6 billion       110      $7.4 billion
Ronald B. Stahl           7       $660 million      6         $1.028 million      108      $7.5 billion


Account information is provided as of September 30, 2006.

     . The following is added to the table under the heading "Ownership of Securities":

                                          Dollar Range of Equity Securities
                Portfolio Manager          in the Fund Beneficially Owned
                -----------------------------------------------------------
                Leonard A. Aplet                 Over $1,000,000
                Richard P. Cutts                       None
                 Ronald B. Stahl                       None

Account information is provided as of September 30, 2006.

     .    The following is added to the table under the heading "Compensation":

       Portfolio Manager                 Peer Group                      Performance Benchmark
       -------------------------------------------------------------------------------------------
       Leonard A. Aplet       Lipper Short Investment Grade Debt      Merrill Lynch 1-3yr Treasury
                                            Category
       Richard P. Cutts       Lipper Short Investment Grade Debt      Merrill Lynch 1-3yr Treasury
                                            Category
        Ronald B. Stahl       Lipper Short Investment Grade Debt      Merrill Lynch 1-3yr Treasury
                                            Category

 ILT-50/114865-1006                                            November 8, 2006